Summary of Significant Accounting Policies, Asset Retirement Obligation (Details) $ in Millions	1 Months Ended
Dec. 31, 2016 USD ($)
Cleco Power [Member]
Asset Retirement Obligation [Line Items]
Asset Retirement Obligation, Revision of estimate	$ 1.0